Trade and other payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Schedule of trade and other payables

US$ thousand	Notes	March 31, 2023	December 31, 2022
Financial liabilities at amortized cost
Trade payables due to third parties		$10,734	$21,139
Trade payables due to related parties	21	1,720	799
Other payables
Financial liabilities at amortized cost
Mining royalty payable		1,871	1,757
Accrued expenses		4,612	4,803
Total other payables		$6,483	$6,560

US$ thousand	Notes	2022	2021
Financial liabilities at amortized cost
Trade payables due to third parties		21,139	9,482
Trade payables due to related parties	22	799	652
Other payables
Financial liabilities at amortized cost
Mining royalty payable		1,757	2,617
Accrued expenses		4,803	5,838
Total other payables		6,560	8,455

				January 1,
US$thousand	Notes	2021	2020	2020
Financial liabilities at amortized cost
Trade payables due to third parties		9,482	8,656	5,688
Trade payables due to related parties	22	652	—	481
Other payables
Financial liabilities at amortized cost
Mining royalty payable		2,617	2,119	—
Accrued expenses		5,838	11,144	19,454
Total other payables		8,455	13,263	19,454